Debt Securities - Schedule of Gross Unrealized Losses and Fair Value of Investments (Details) $ in Thousands	Dec. 31, 2023 USD ($) Security	Dec. 31, 2022 USD ($) Security
Debt Securities, Available-for-Sale [Line Items]
Available-for-Sale Securities, Less than 12 Months, Fair Value	$ 16,764	$ 254,434
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 121	$ 23,233
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included | Security	10	215
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 743,401	$ 567,812
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 120,057	$ 126,271
Available-for-Sale Securities, 12 Months or More, Number of Securities Included | Security	498	332
Available-for-Sale Securities, Total, Fair Value	$ 760,165	$ 822,246
Available-for-Sale Securities, Total, Unrealized Losses	120,178	149,504
U.S. Treasury and Other U.S. Government Agencies [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-Sale Securities, Less than 12 Months, Fair Value	0	0
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 0	$ 0
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included | Security	0	0
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 4,429	$ 6,497
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 472	$ 856
Available-for-Sale Securities, 12 Months or More, Number of Securities Included | Security	2	0
Available-for-Sale Securities, Total, Fair Value	$ 4,429	$ 6,497
Available-for-Sale Securities, Total, Unrealized Losses	472	856
U.S. Government-sponsored Enterprises (GSEs) [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-Sale Securities, Less than 12 Months, Fair Value	0	9,747
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 0	$ 872
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included | Security	0	4
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 144,169	$ 135,465
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 23,569	$ 31,177
Available-for-Sale Securities, 12 Months or More, Number of Securities Included | Security	55	54
Available-for-Sale Securities, Total, Fair Value	$ 144,169	$ 145,212
Available-for-Sale Securities, Total, Unrealized Losses	23,569	32,049
Mortgage-backed Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-Sale Securities, Less than 12 Months, Fair Value	8,889	148,441
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 63	$ 14,601
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included | Security	7	113
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 390,557	$ 295,431
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 63,897	$ 59,689
Available-for-Sale Securities, 12 Months or More, Number of Securities Included | Security	221	136
Available-for-Sale Securities, Total, Fair Value	$ 399,446	$ 443,872
Available-for-Sale Securities, Total, Unrealized Losses	63,960	74,290
Asset-backed Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-Sale Securities, Less than 12 Months, Fair Value	2,500	35,276
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 44	$ 1,607
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included | Security	1	21
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 30,666	$ 9,974
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 1,359	$ 681
Available-for-Sale Securities, 12 Months or More, Number of Securities Included | Security	26	11
Available-for-Sale Securities, Total, Fair Value	$ 33,166	$ 45,250
Available-for-Sale Securities, Total, Unrealized Losses	1,403	2,288
Corporate Bonds [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-Sale Securities, Less than 12 Months, Fair Value	0	2,403
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 0	$ 97
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included | Security	0	1
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 2,423	$ 0
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 77	$ 0
Available-for-Sale Securities, 12 Months or More, Number of Securities Included | Security	1	0
Available-for-Sale Securities, Total, Fair Value	$ 2,423	$ 2,403
Available-for-Sale Securities, Total, Unrealized Losses	77	97
Obligations of States and Political Subdivisions [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-Sale Securities, Less than 12 Months, Fair Value	5,375	58,567
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 14	$ 6,056
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included | Security	2	76
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 171,157	$ 120,445
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 30,683	$ 33,868
Available-for-Sale Securities, 12 Months or More, Number of Securities Included | Security	193	128
Available-for-Sale Securities, Total, Fair Value	$ 176,532	$ 179,012
Available-for-Sale Securities, Total, Unrealized Losses	$ 30,697	$ 39,924